Property, Plant and Equipment (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Successor [Member]
Depreciation expense	$ 16,000		$ 30,500	$ 3,200
Predecessor [Member]
Depreciation expense		$ 9,300		$ 6,900